9. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Notes
9. RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended September 30, 2025

	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share- based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 9,963	$ 171,963
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ 7,970	$ 157,970
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,970	$ 7,970
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376

For the year ended September 30, 2024

	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 53,851	$ 215,851
Rob Duncan VP of Exploration	$ 126,724	$ Nil	$ Nil	$ Nil	$ 46,158	$ 172,882
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 46,158	$ 46,158
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772

For the year ended September 30, 2023

	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 162,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

Related party transactions and balances

		Years ended			Balance due
	Services	September 30, 2025	September 30, 2024		As at September 30, 2025		As at September 30, 2024
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$171,963		$215,851	$	Nil	$	Nil
Rob Duncan	Consulting fee and share-based payment	$157,970		$172,882	$	Nil	$	Nil
Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$242,565		$224,507		$524,341		$606,564
Mark Brown	Expenses reimbursement and share-based payment	$63,025		$78,882	$	Nil	$	Nil
Marc G. Blythe	Expenses reimbursement and share-based payment	$6,376		$32,792	$	Nil		$2,115
Banyan Gold Corp (b)	Exploration services	$140,983	$	Nil		$79,528	$	Nil
TOTAL:		$782,882		$724,914		$603,869		$608,679

(a) The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b) Marc G. Blythe, the director of Banyan Gold Corp., is a director of the Company.